Income Tax - Items for Which No Deferred Income Tax Assets Have Been Recognized (Detail) - TWD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	$ 89	$ 101
Deductible temporary differences	1	1
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	23	41
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	13	12
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	10	10
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	8	9
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	8	2
2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	15	15
2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	8	8
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	3	3
2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	1	1
2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Loss carryforwards	$ 0	$ 0